General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses
Occupancy expenses	SFr 964	SFr 1,000	SFr 1,004
IT, machinery, etc.	1,174	1,156	1,166
Provisions and losses	425	698	3,009
Travel and entertainment	338	321	328
Professional services	1,803	2,446	2,984
Amortization and impairment of other intangible assets	9	9	8
Other	1,085	1,015	1,191
General and administrative expenses	5,798	6,645	9,690
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(208)	(190)	(80)
Bank
General and Administrative Expenses
Occupancy expenses	855	935	999
IT, machinery, etc.	926	1,005	1,160
Provisions and losses	433	697	3,009
Travel and entertainment	310	299	316
Professional services	2,991	3,019	2,966
Amortization and impairment of other intangible assets	9	9	8
Other	1,544	1,449	1,427
General and administrative expenses	7,068	SFr 7,413	SFr 9,885
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr 32